Income Taxes Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Apr. 03, 2014	Apr. 01, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 15,066	$ 6,905
Depreciation and amortization	373	485
Accrued expenses	5,112	2,587
Share-based compensation	14,712	11,897
Corporate minimum tax credit carryforwards	146	638
R&D credit carryforwards	1,369	0
Subtotal	36,778	22,512
Valluation Allowance	(6,890)	(4,032)
Total deferred tax assets	29,888	18,480
Deferred tax liabilities:
Depreciation and amortization	(35,639)	(10,965)
IP installment obligation	(16,557)	(19,750)
Other	(1,237)	(248)	20,640	6,436
Total deferred tax liabilities	(53,433)	(30,963)
Net deferred tax asstes (liabilities)	(23,545)	(12,483)
Summary of reconciliation of the gross beginning and ending amount of unrecognized tax benefits
Beginning Balance	5,682	6,320
Additions based on tax positions related to current tax years	152	250
Additions based on tax positions related to prior tax years	1,244	(234)
Reductions due to audit settlements	(334)	(654)
Ending Balance	$ 6,744	$ 5,682